Organization and Business of Companies	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
Note 1 – Organization and Business of Companies

Iao Kun Group Holding Company Limited (formerly Asia Entertainment & Resources Ltd. and formerly CS China Acquisition Corp.) ("Iao Kun" or the “Company”) was incorporated in the Cayman Islands on September 24, 2007 as a blank check company whose objective was to acquire, through a share exchange, asset acquisition or other similar business combination, an operating business, or control of such operating business through contractual arrangements, that has its principal operations located in People’s Republic of China (“PRC”, “China”). On September 30, 2013, the Company changed its name from Asia Entertainment & Resources Ltd (“AERL”). The decision to change the name of the Company was to enhance the Company’s brand image in Macau.

On October 6, 2009, Iao Kun entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with Asia Gaming & Resort Limited and its wholly owned subsidiaries (collectively “AGRL”) and Spring Fortune Investments Ltd. (“Spring Fortune”) that provided for the acquisition by Iao Kun from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement, and AGRL became a wholly owned subsidiary of Iao Kun.

Upon the closing of the acquisition of AGRL by Iao Kun, the Promoter Companies (defined below) became variable interest entities (‘‘VIEs’’) of the subsidiaries of AGRL, which are the primary beneficiaries of the operations of the Promotion Entities (defined below) through the profit interest agreements which were entered into on February 2, 2010 and agreements subsequent to that date.

Currently, Macau laws do not allow corporate entities, such as Iao Kun, to directly operate a gaming promotion business in Macau.   Consequently, Iao Kun’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the AGRL subsidiaries to receive substantially all of the economic benefits of the Promoter Companies, Collaborator and Junket Operator (collectively “Promotion Entities”) and for AGRL to exercise effective control over the Promotion Entities.

IKGH has fifteen wholly owned subsidiaries that were incorporated in the British Virgin Islands, listed in the table below.

Subsidiaries	Date of Incorporation
Foxhill Group Limited ( Foxhill ) *	February 15, 2007
Kasino Fortune Investments Limited ( Kasino Fortune )	February 16, 2007
Well Mount International Limited ( Well Mount ) *	November 1, 2007
Link Bond International Limited ( Link Bond ) *	November 1, 2007
Billion Boom International Limited ( Billion Boom )	November 1, 2007
Super Number Limited ( Super Number )	April 11, 2011
Jubilee Dynasty Ltd. ( Jubilee Dynasty )	May 18, 2012
Frontier Champion Limited ( Frontier )	May 28, 2013
Robust South Limited ("Robust") *	February 12, 2015
Yuwang Limited ("Yuwang")	March 11, 2015
Sino Hero Enterprises Limited ("Sino Hero")	March 16, 2015
Bliss Time Enterprises Limited ("Bliss")*	March 30, 2015
Brave Ring Limited ("Brave") *	March 30, 2015
Yong Kang Holdings Limited ("Yong") *	April 21, 2015
Prospect Jade Limited ("Prospect") *	April 22, 2015

* The subsidiary is currently inactive.

The following companies are the Promotion Entities:

VIP Gaming Promotion Entities	Date Formed	Location	Subsidiary holds 100% of Profit Interest	Effective date of profit interest agreement

Sang Heng Gaming Promotion Company Limited ( Sang Heng )**	March 28, 2007	Star World Hotel and Casino Downtown Macau	Kasino Fortune	February 2, 2010

King s Gaming Promotion Ltd. ( King's Gaming )**	April 15, 2008	Sands Cotai Central Cotai, Macau	Billion Boom	November 10, 2010

Sang Lung Gaming Promotion Company Limited ( Sang Lung )**	March 28, 2011	Galaxy Macau Resort, Macau	Super Number	May 15, 2011

Bao Li Gaming Promotion Ltd. ( Bao Li )**	November 3, 2009	City of Dreams Hotel & Casino Cotai, Macau	Jubilee Dynasty	September 1, 2012

Mr. Lam Chou In (Collaborator) ***		Le Royal Arc Casino Downtown, Macau	Frontier Champion	July 1, 2013

Mr. Lou Kan Kuong (Crown Australia Junket Operator) ****		Crown Perth Casino in Perth, Australia and Crown Melbourne Casino in Melbourne, Australia	Sino Hero and Yuwang	May 16, 2015

** These are the Promoter company in Macau
*** According to Macau laws, a collaborator needs to enter into an agreement with a licensed gaming promoter and register with the Gaming Inspection and Coordination Bureau of the Macau SAR.
**** On May 15, 2015, the Company entered into agreements to acquire all of the profit interests of Mr. Lou Kan Kuong (“Mr. Lou” or the “Crown Australia Junket Operator”) promotion activities at the Crown Perth Casino in Perth, Australia and at the Crown Melbourne Casino in Melbourne, Australia with the consideration of $200 in total. Mr. Lou, who is currently an officer of IKGH, entered into agreements to act as a junket operator for the above two Casinos on June 24, 2013. The profit interests were acquired as an asset purchase for the historical costs of establishing the agreements between Mr. Lou and Australian Casinos as a related party transaction. The Company entered into the agreement to expand to overseas markets for its existing agent network in Macau.

Management’s determination of the appropriate accounting method with respect to the AGRL VIEs is based on Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810 “Consolidation of Variable Interest Entities" (“Topic 810”). AGRL consolidates the VIEs because the equity investors in the Promotion Entities do not have the characteristics of a controlling financial interest and Iao Kun through AGRL is the primary beneficiary.

In accordance with FASB ASC Topic 810, the operations of the Promotion Entities are consolidated with those of Iao Kun for all periods subsequent to the closing of the acquisition of AGRL by Iao Kun.

The operations of AGRL's Promotion Entities are primarily based in Macau, and are subject to Macau jurisdiction. The Company operates a gaming promotion business in VIP gaming rooms located in hotels and casinos in Macau and Australia. Iao Kun, its subsidiaries (including AGRL) and the Promotion Entities are collectively referred to as the "Group".

VIP Gaming Promoter and Collaborator Agreements

Sang Heng’s Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered into between Galaxy Casino, S.A., and Sang Heng allowed for the sharing of profits as a gaming representative of Iao Kun VIP Room in Star World Hotel and Casino in Macau for the period from November 30, 2007 to December 31, 2008. Pursuant to an agreement in October 2009, both parties agreed that Sang Heng should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on November 1, 2009. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Heng be compensated based upon a mutually agreed upon percentage of the win/losses of the VIP gaming room.

King’s Gaming’s Gaming Representative (VIP Room Promoter) Agreement was entered into in July 2008 between Venetian Macau S.A. and King's Gaming which allowed for the sharing of profits as a gaming representative of Wenzhou VIP Room in Venetian Hotel and Casino in Macau for the period ended December 31, 2008. The agreement was renewed in January 2009 for the period from January 1, 2009 to December 31, 2009. Pursuant to an agreement in September 2009, both parties agreed that King's Gaming should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on November 1, 2009. The agreement automatically renews annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that King’s Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room. King’s Gaming moved its VIP gaming room to Sands Cotai Central in February 2013.

Sang Lung’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 24, 2011 entered into between Galaxy Casino, S.A., and Sang Lung allowed for Sang Lung to be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on July 1, 2011. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Lung be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

Bao Li’s Gaming Promoter Agreement dated as of February 7, 2011 entered into between Melco Crown Gaming (Macau) Limited and Bao Li Gaming which allowed for Bao Li Gaming to be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement automatically renews annually. As a matter of convenience and to maintain flexibility in remuneration methods, the Company also entered into an agreement with Melco Crown Gaming (Macau) Limited (“Melco Crown”) to share in the casino’s VIP gaming room wins/losses from the players recruited by the Company. Either the Gaming Promoter or Melco Crown may adjust these arrangements with adequate notice and agreement by both parties to the arrangement. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Bao Li Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

The Collaborator Agreement dated October 15, 2013 entered into between the licensed gaming promoter of Le Royal Arc Casino and the Collaborator allows the Collaborator to be compensated based upon a mutually agreed-upon percentage of the win/losses of the Oriental VIP Room at the Le Royal Arc Casino.

The Junket Operator Agreement dated June 24, 2013 entered into between Mr. Lou Kan Kuong and Crown Melbourne and Crown Perth, Australia which allows the Crown Australia Junket Operator to be compensated based upon a mutually-agreed percentage of the rolling chips turnover at Crown Melbourne and Crown Perth, Australia.